11. SHARE CAPITAL: Disclosure of Share-Based Compensation Arrangements by Share-Based Payment Award (Tables)	12 Months Ended
Dec. 31, 2025
Stock Options
Disclosure of Share-Based Compensation Arrangements by Share-Based Payment Award

A summary of the Company’s stock option activity is as follows:

	Stock options outstanding	Weighted average exercise price
	#	$
Balance, December 31, 2023	4,874,450	2.22
Granted	250,000	4.21
Exercised	(2,815,450)	1.42
Expired	(1,400,000)	3.39
Forfeited	(97,500)	4.28
Balance, December 31, 2024	811,500	3.33
Granted	562,500	3.99
Expired	(156,500)	3.80
Balance, December 31, 2025	1,217,500	3.58

Warrants
Disclosure of Share-Based Compensation Arrangements by Share-Based Payment Award

A summary of the Company’s warrant activity is as follows:

	Warrants outstanding	Weighted average exercise price
	#	$
Balance, December 31, 2024 and 2023	-	-
Issued	681,843	3.30
Exercised	(34,092)	3.30
Balance, December 31, 2025	647,751	3.30